Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of fees charged by managers	The Fees charged by our Managers comprised the following:

	Year Ended December 31,
	2023	2024	2025
Ship Management Fees	$19,199	$21,357	$24,051
Supervision Fees	3,575	1,100	825
Commissions	2,157	2,150	610